CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01	€ 0.01
Special voting shares, shares outstanding	415,399,503	468,994,386
Common shares, shares issued	1,355,319,640	1,350,073,530	1,348,867,772